Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance		$ 3,093		$ 3,440
Additions to right-of-use assets		551		845
Termination lease		(52)		(125)
Depreciation expense		(1,024)		(1,068)
Ending balance		2,568		3,093
Rented Offices [Member]
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance		2,165		2,599
Depreciation expense		(433)		(433)
Exchange rate differences	[1]
Repayment of lease liabilities	[1]
Ending balance		1,732		2,165
Vehicles [Member]
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance		913		821
Additions to right-of-use assets		551		845
Termination lease		(52)		(125)
Depreciation expense		(583)		(628)
Ending balance		829		913
Computers, Software, Equipment and Office Furniture [Member]
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance		15		20
Additions to right-of-use assets	[1]
Termination lease	[1]
Depreciation expense		(8)		(5)
Ending balance		7		15
Lease Liabilities [Member]
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance	[2]	4,314	[1]	4,665
Additions to right-of-use assets		551		845	[2]
Termination lease		(59)		(125)	[2]
Exchange rate differences		(448)		150	[2]
Repayment of lease liabilities		(1,164)		(1,221)	[2]
Ending balance	[1]	$ 3,193		$ 4,314	[2]

[1]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.94%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.
[2]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.75%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.